Personnel costs (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Personnel Costs
The following table shows the breakdown of the personnel costs:

Personnel costs	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Wages and salaries	18,185	13,585	7,160
Share based payments	1,942	1,125	1,146
Social security contributions, pensions, and other employee benefits	3,238	2,124	1,101
Total	23,365	16,834	9,407

Summary of Detailed Information About Stock Options
The options changed as follows in fiscal year 2021:

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2021	107,100	20,000	14,550	53,000	26,600	13,500	14,000	—	—	—	—	56,700
Options granted	—	—	—	—	—	—	—	6,000	14,350	5,000	100,000	—
Options forfeited	13,300	—	2,050	—	—	6,500	—	—	2,000	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2021	93,800	20,000	12,500	53,000	26,600	7,000	14,000	6,000	12,350	5,000	100,000	56,700
Options exercisable as of Dec. 31, 2021	—	—	—	—	—	—	—	—	—	—	—	56,700
The options changed as follows in fiscal year 2020:

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2020	2,200	107,400	20,000	—	—	—	—	—	56,700
Options granted	—	—	—	19,850	53,000	26,600	13,500	14,000	—
Options forfeited	2,200	300	—	5,300	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2020	—	107,100	20,000	14,550	53,000	26,600	13,500	14,000	56,700
Options exercisable as of Dec. 31, 2020	—	—	—	—	—	—	—	—	56,700
The options changed as follows in fiscal year 2019:

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2019	20,000	—	—	—
Options granted	—	109,800	20,000	56,700
Options forfeited	17,800	2,400	—	—
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options outstanding as of Dec. 31, 2019	2,200	107,400	20,000	56,700
Options exercisable as of Dec. 31, 2019	—	—	—	—

Summary of Measurement of Stock Option Plan Based On Monte Carlo Simulation
The measurement of the existing stock option plans was based on the Monte Carlo Simulation model or the Binomial model, considering the terms and conditions for the options. The table below shows the inputs used for the model as of December 31, 2021.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	68.97	71.15	70.31	71.15	25.00
Term in years	7	7	7	7	7	7	7	7	7	7	7	1.74
Remaining term in years	4.75	5.00	5.25	5.50	5.75	6.00	5.75	6.25	6.5	6.75	6.5	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	64.20	80.20	64.80	80.20	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	36.67	36.90	37.56	36.90	51.31
Risk-free interest rate (in %)	(0.74)	(0.39)	(0.62)	(0.60)	(0.65)	(0.69)	(0.65)	(0.53)	(0.40)	(0.40)	(0.40)	(0.82)
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	14.18	25.17	16.28	25.17	20.40
The table below shows the inputs used for the model as of December 31, 2020.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	25.00
Term in years	7	7	7	7	7	7	7	1.74
Remaining term in years	5.75	6.00	6.25	6.50	6.75	7.00	6.75	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	51.31
Risk-free interest rate (in %)	(0.74)	(0.39)	(0.62)	(0.60)	(0.65)	(0.69)	(0.65)	(0.82)
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	20.40
The table below shows the inputs used for the model as of December 31, 2019.

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche Mr. Altan
Exercise price (in €)	59.15	42.46	41.03	25.00
Term in years	6	7	7	1.74
Remaining term in years	4.40	6.75	7.00	1.35
Share price as of the valuation date (in €)	52.20	38.00	38.50	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00
Expected volatility (in %)	46.41	45.91	45.66	51.31
Risk-free interest rate (in %)	0.04	(0.74)	(0.39)	(0.82)
Option value (in €)	15.71	11.53	12.42	20.40

Summary of Detailed Information Of Restricted Stock Units Under RSU Plan
The RSUs developed as follows in the financial year 2021:

	Tranche 2021 I	Tranche 2021 II
RSUs outstanding as of Jan. 1, 2021	—	—
RSUs granted	68,631	32,476
RSUs forfeited	858	53
RSUs exercised	—	—
RSUs expired	—	—
RSUs outstanding as of Dec. 31, 2021	67,773	32,423
RSUs exercisable as of Dec. 31, 2021	—	—

Summary of Measurement of Restricted Stock Unit Plan Based On Binomial Model
The valuation of the present RSU program was performed using a binomial model taking into account the option terms. The following table shows the input parameters of the model as grant date.

	Tranche 2021 I	Tranche 2021 II
Exercise price (in €)	0.00	0.00
Term in years	4.77	4.52
Remaining term in years	4.27	4.27
Share price as of the valuation date (in €)	80.60	62.90
Expected dividend yield (in %)	0.00	0.00
Expected volatility (in %)	39.83	39.75
Risk-free interest rate (in %)	(0.60)	(0.62)
RSU-value (in €)	80.60	62.90